Direxion Credit Suisse U.S. Hedged Equity Index ETF
Direxion Credit Suisse U.S. Hedged Equity Index ETF
Investment Objective
The Direxion Credit Suisse U.S. Hedged Equity Index ETF (the “Fund”) seeks investment results, before fees and expenses, that track the Credit Suisse U.S. Hedged Equity Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion Credit Suisse U.S. Hedged Equity Index ETF Direxion Credit Suisse U.S. Hedged Equity Index ETF
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.21%	[1]
Total Annual Fund Operating Expenses	0.81%
Expense Cap/Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.75%
[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2017, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.75% of the Fund's daily net assets (excluding, as applicable, among other expenses, management fees, Rule 12b-1 distribution and/or service fees, Management Services Fees, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Direxion Credit Suisse U.S. Hedged Equity Index ETF | Direxion Credit Suisse U.S. Hedged Equity Index ETF | USD ($)	77	253

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy
The Fund, under normal circumstances, invests at least 80% of its assets in the equity securities that comprise the Credit Suisse U.S. Hedged Equity Index (“Index”).

The Index is a long/short domestic equity index. The Index intends to have long positions in 100 U.S. stocks and may short the securities in the S&P 500 ® Index. The Index formulation begins by determining which of four stages the global economy is currently in: over-heating, slowdown, contraction or recovery. The Index determines the economic stage by measuring global industrial production across 39 countries and dividing that number by a related global capacity measurement. The result determines the current economic stage of the global economy. Once the economic stage is determined, Credit Suisse Securities (USA) LLC (the “Index Provider”) starts with the 1500 U.S. companies included in the S&P 1500 universe and then filters the securities using a proprietary screening model to determine which securities have characteristics that are likely to perform well in the current global economic stage. The table below provides examples of the security characteristics that the Index Provider reviews for each economic stage.

Economic Stage	Sample Security Characteristics
Recovery	Quality growth Restructuring stories Undervalued opportunities
Over-heating	Quality growth Stable earnings Attractive defensives
Slowdown	Quality growth Stable earnings Attractive defensives
Contraction	Stable earnings Superior economic returns Attractive cyclical

Securities that meet the requirements given the global economic stage determined by the Index Provider are then ranked according to their market capitalization, and the top 100 securities are included as long, equal weighted positions in the Index.

The Index may also hedge its long position by shorting the S&P 500 ® Index. The short position is reviewed daily by the Index Provider and may equal 0% to 100% of the long position. The Index Provider determines the short portion by calculating rolling 3-month risk-adjusted return ratios and reviewing mean-reversion indicators (this includes calculations or other indicators that security prices or returns are moving towards their mean or average) of the S&P ® 500 Index. The hedge position may be readjusted as often as daily and the long positions are rebalanced once per calendar quarter. The Fund intends to utilize short futures contracts and/or swap agreements to replicate the short position held by the Index.

As of December 31, 2015, the equity securities that comprised the Index were concentrated in the health care, information technology and industrials sectors.

The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment ( i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Although the Fund intends to fully replicate the Index, at times the Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index, including exchange traded funds (“ETFs”) and other investment companies. The Fund seeks to remain fully invested at all times consistent with its investment objective. If the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover.

Principal Investment Risks
An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Aggressive Investment Techniques Risk — The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk — The Fund may invest in Financial Instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments. The use of Financial Instruments, such as swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk — The Fund uses investment techniques, including investment in derivatives, such as swaps, futures and forward contracts, and options, that may be considered aggressive. The use of derivatives may result in larger losses or smaller gains than directly shorting the underlying securities. Investments in these derivatives may generally be subject to market risks that cause their prices to fluctuate more than an investment directly in a security and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an ETF whose investment objective is to track the performance of the S&P 500® Index or a futures contract to replicate the short position of the Index. The performance of this underlying ETF may not track the performance of the S&P 500® Index due to fees and other costs borne by the ETF or as a result of the underlying ETF’s shares trading a premium or discount from the underlying ETF’s net asset value (“NAV”) on the secondary market and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the S&P 500® Index securities as a reference or as an underlying asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In addition, the Fund’s investments in derivatives, as of the date of this Prospectus, are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.
•	Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk — Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Global Market Measurement Risk - The Index’s measurement of global industrial production may fail to accurately predict current or future global economic stages. As a result, the Fund’s portfolio may not be optimally allocated, or may at times be misallocated. In addition, because the Index is based on the global market’s past performance, it may not anticipate the future direction and trends of the global market.

Healthcare Sector Risk — The Fund may invest in, and/or have exposure to, the securities of companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly with no guarantee that any product will come to market.

Index Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio to remain consistent with its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. Activities surrounding Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

Industrials Sector Risk — The Fund may invest in, and/or have exposure to, the securities of companies in the industrials sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Investment Risk — An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk — Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Long/Short Risk - The Fund seeks long exposure to certain securities and short exposure to certain other securities. These is no guarantee that the returns on the Fund’s long or short positions will product high, or even positive returns and the Fund could lose money if either or both of the Fund’s long and short positions produce negative returns.

Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Other Investment Companies (including ETFs) Risk — The Fund may invest in, and/or have exposure to, the securities of other investment companies, including ETFs, which may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, thus affecting the Fund’s performance. In addition, because closed-end investment companies and ETFs are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of closed-end investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Replication Strategy Risk — The Fund may be exposed to additional market risk because of its investment strategy of investing principally in the securities included in the Index. As a result, securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a holding because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.

Shorting Risk - In order to achieve its investment objective, the Fund may engage in short sales which are designed to provide the Fund gains when the price of a particular security, basket of securities or index declines. When the Fund shorts securities including securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. The Fund may also seek inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts, which may expose the Fund to certain risks such as an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investments strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected. Obtaining inverse exposure through the use of derivatives or other financial instruments may be considered an aggressive investment technique.

Small- and/or Mid-Capitalization Company Risk — Investing in , and/or having exposure to, the securities of small- and/or mid-capitalization companies, and securities that provide exposure to small- and/or mid-capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger-capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, the performance of small- and/or mid-capitalization companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Technology Sector Risk — The Fund may invest in , and/or have exposure to, technology-related securities. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. As a result, the performance of a fund that tracks a foreign market index or an index that includes foreign securities can vary from the performance of that index.

Special Risks of Exchange-Traded Funds

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which they trade, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their net asset value. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. There may, however, be times when the market price and the net asset value vary significantly and you may pay more than net asset value when buying Shares on the secondary market, and you may receive less than net asset value when you sell those Shares. The Fund’s investment results are measured based upon the net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.